Significant Accounting and Reporting Policies - Additional Information (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	97,320	¥ 83,608
Finished goods	68,220	22,423
Write-down on residential condominiums under development	5,241	5,650	¥ 3,377
Capitalized interest costs related to specific long-term development projects	1,369	1,037	1,707
Advertising expense	20,329	15,270	11,579
Other Assets	1,464,203	1,222,214
Other Liabilities	598,446	519,877
Finance revenues	186,883	191,700	213,706
Services income	765,548	490,515	282,201
Services expense	425,676	260,278	159,867
Other (income) and expense, net	(23,674)	21,001	1,949
Other, net	¥ 104,297	7,229	(2,125)
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	9 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate
Significant Accounting Policies [Line Items]
Estimated average useful lives	31 years
Investment in operating leases | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	5 years
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 4,711	3,524	2,994
Accumulated depreciation	¥ 44,443	39,777
Office Facilities | Buildings and fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Office Facilities | Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 13,239	12,268	8,072
Accumulated depreciation	¥ 60,999	53,332
Property under Facility Operations | Property, Plant and Equipment, Other Types | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Property under Facility Operations | Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Property under Facility Operations | Land improvement | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Scenario, Adjustment | Decrease (Increase) In Other Receivables
Significant Accounting Policies [Line Items]
Other, net		10,853	13,827
Scenario, Adjustment | Increase In Trade Notes, Accounts And Other Payable
Significant Accounting Policies [Line Items]
Other, net		20,585	7,367
Scenario, Adjustment | Purchases Of Other Operating Assets
Significant Accounting Policies [Line Items]
Other, net		(4,355)	(4,224)
Scenario, Adjustment | Property under Facility Operations
Significant Accounting Policies [Line Items]
Other Assets		16,911
Scenario, Adjustment | Other operating revenues
Significant Accounting Policies [Line Items]
Finance revenues		3,537	3,387
Services income		364,023	266,936
Other (income) and expense, net		(23,186)	(3,287)
Scenario, Adjustment | Other operating expenses
Significant Accounting Policies [Line Items]
Services expense		224,128	159,274
Other (income) and expense, net		1,107	2,217
Scenario, Adjustment | Selling, General and Administrative Expense
Significant Accounting Policies [Line Items]
Other (income) and expense, net		331	¥ (1,450)
Scenario, Adjustment | Other Operating Assets
Significant Accounting Policies [Line Items]
Other Assets		16,911
Scenario, Adjustment | Other Receivables and Prepaid Expenses
Significant Accounting Policies [Line Items]
Other Assets		62,544
Scenario, Adjustment | Trade notes, accounts payable and other liabilities
Significant Accounting Policies [Line Items]
Other Liabilities		¥ 166,801